Income Taxes - Schedule of Net Operating Loss Carryforwards (Details)	Mar. 31, 2025 USD ($)
Schedule of Net Operating Loss [Line Items]
Total	$ 3,908,636
Tax Year 2025 [Member]
Schedule of Net Operating Loss [Line Items]
Total
Tax Year 2026 [Member]
Schedule of Net Operating Loss [Line Items]
Total	141,738
Tax Year 2027 [Member]
Schedule of Net Operating Loss [Line Items]
Total	498,343
Tax Year 2028 [Member]
Schedule of Net Operating Loss [Line Items]
Total	1,592,302
Tax Year 2029 [Member]
Schedule of Net Operating Loss [Line Items]
Total	$ 1,676,253